COMMON STOCK (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Balance at the beginning	£ 201,810	£ 24,327	£ 20,738
Issued in the period	4,177	151,141
Issue costs of share capital		(12,936)
Fully paid not yet issued			1,550
Balance at the end	11,402	201,810	24,327
Ordinary share capital
Disclosure of classes of share capital [line items]
Balance at the beginning	468	304	294
Issued in the period	10	164
Fully paid not yet issued			10
Balance at the end	478	468	304
Additional paid in capital
Disclosure of classes of share capital [line items]
Balance at the beginning	139,581	1,540	25,252
Issued in the period	4,167	150,977
Issue costs of share capital		(12,936)
Fully paid not yet issued			1,540
Balance at the end	143,748	139,581	1,540
Common stock | Ordinary share capital
Disclosure of classes of share capital [line items]
Balance at the beginning	468	303
Issued in the period	10	165
Balance at the end	£ 478	£ 468	£ 303